Income and Expenses Items - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – right of use assets	$ 661	$ 621	$ 507
Depreciation - investment property	196	144
Depreciation, amortization and lease expense	5,500	5,419	5,498
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	3,863	3,893	4,089
Depreciation – right of use assets	127	121	135
Amortization – intangible assets	21	19	10
Lease expenses	1	2	3
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	619	590	552
Depreciation – right of use assets	390	387	260
Amortization – intangible assets	26	42	39
Depreciation - investment property	196	144	33
Lease expenses	4	14	170
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	108	92	93
Depreciation – right of use assets	144	113	112
Amortization – intangible assets		1	1
Lease expenses	$ 1	$ 1	$ 1